Pension and Other Employee Benefits - Summary of Expected Future Settlements of Defined Contribution Plans (Detail) ₱ in Millions	Dec. 31, 2022 PHP (₱)
Less than 1 year [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 261
2024 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	317
2025 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	433
2026 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	826
2027 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	1,077
Later than five years [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	11,904
Defined Contribution Plans [Member] | Less than 1 year [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	81
Defined Contribution Plans [Member] | 2024 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	143
Defined Contribution Plans [Member] | 2025 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	142
Defined Contribution Plans [Member] | 2026 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	210
Defined Contribution Plans [Member] | 2027 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	216
Defined Contribution Plans [Member] | Later than five years [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 2,163